UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   December 18, 2025 to January 16, 2026

Commission File Number of issuing entity:  333-227446-17

Central Index Key Number of issuing entity:  0001883246

Morgan Stanley Capital I Trust 2021-L7
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-227446

Central Index Key Number of depositor:  0001547361

Morgan Stanley Capital I Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548405

Starwood Mortgage Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000927971

Bank of Montreal
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4197301
38-4197302
38-7274806
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-SB			X
A-4			X
A-4-1			X
A-4-2			X
A-4-X1			X
A-4-X2			X
A-5			X
A-5-1			X
A-5-2			X
A-5-X1			X
A-5-X2			X
X-A			X
X-B			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On January 16, 2026 a distribution was made to holders of the certificates issued by Morgan Stanley Capital I Trust 2021-L7.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Morgan Stanley Capital I Trust 2021-L7 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on January 16, 2026

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	7.70%	0	N/A

No assets securitized by KeyBank National Association, Starwood Mortgage Funding II LLC (formerly known as Archetype Mortgage Funding II LLC), Bank of Montreal, Argentic Real Estate Finance LLC, and Morgan Stanley Mortgage Capital Holdings LLC (each a "Securitizer") and held by Morgan Stanley Capital I Trust 2021-L7 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from December 18, 2025 to January 16, 2026.

KeyBank National Association filed its most recent Form ABS-15G on August 14, 2025. The CIK number for KeyBank National Association is 0001089877.

Starwood Mortgage Capital LLC filed its most recent Form ABS-15G on October 31, 2025. The CIK number for Starwood Mortgage Capital LLC is 0001548405.

Bank of Montreal filed its most recent Form ABS-15G on February 12, 2025. The CIK number for Bank of Montreal is 0000927971.

Argentic Real Estate Finance LLC filed its most recent Form ABS-15G on November 10, 2025. The CIK number for Argentic Real Estate Finance LLC is 0001624053.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on November 12, 2025. The CIK number for Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on January 30, 2026 under Commission File No. 333-227446-17 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on January 30, 2026 under Commission File No. 333-227446-17 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

KeyBank National Association, National Association, in its capacity as Master Servicer for Morgan Stanley Capital I Trust 2021-L7, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	12/17/2025	$0.00
Current Distribution Date	01/16/2026	$0.00

REO Account
Prior Distribution Date	12/17/2025	$0.00
Current Distribution Date	01/16/2026	$0.00

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Capital I Trust 2021-L7, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	12/17/2025	$6,107.20
Current Distribution Date	01/16/2026	$92,396.04

Interest Reserve Account
Prior Distribution Date	12/17/2025	$0.00
Current Distribution Date	01/16/2026	$86,088.50

Gain-on-Sale Reserve Account
Prior Distribution Date	12/17/2025	$0.00
Current Distribution Date	01/16/2026	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by Morgan Stanley Capital I Trust 2021-L7, relating to the January 16, 2026 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on January 30, 2026 under Commission File No. 333-227446-17 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on January 30, 2026 under Commission File No. 333-227446-17 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ Jane Lam
Jane Lam, President

Date: January 30, 2026